Employee Benefits - Effects on Defined Benefit Obligations Due to Increase or Decrease in Discount Rate (Detail) - Discount rates [member] - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Japanese plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on defined benefit obligations from a decrease in the discount rate	¥ 80,821	¥ 93,079
Effects on defined benefit obligations from a increase in the discount rate	72,450	83,077
Foreign plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on defined benefit obligations from a decrease in the discount rate	57,236	86,569
Effects on defined benefit obligations from a increase in the discount rate	¥ 50,643	¥ 78,153